Acquisitions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Business Combinations [Abstract]
Acquisitions

(2) Acquisitions

During the three months ended March 31, 2016, the Company completed several acquisitions of outdoor advertising assets for a total purchase price of $511,138, of which $502,138 was in cash and $9,000 in non-cash consideration consisting principally of exchanges of outdoor advertising assets. The purchases included the acquisition of assets in five U.S. markets from Clear Channel Outdoor Holdings, Inc. for an aggregate cash purchase price of approximately $458,500. As a result of the acquisitions, a gain of $8,599 was recorded for transactions which involved the exchanges of outdoor advertising assets during the three months ended March 31, 2016.

Each of these acquisitions was accounted for under the acquisition method of accounting, and, accordingly, the accompanying consolidated financial statements include the results of operations of each acquired entity from the date of acquisition. The acquisition costs have been allocated to assets acquired and liabilities assumed based on preliminary fair market value estimates at the dates of acquisition. The following is a summary of the allocation of the acquisition costs in the above transactions.

Total
Property, plant and equipment	$78,571
Goodwill	158,545
Site locations	234,584
Non-competition agreements	20
Customer lists and contracts	39,294
Current assets	4,646
Current liabilities	(4,522)

$511,138

The following unaudited pro forma financial information for the Company gives effect to the 2016 and 2015 acquisitions as if they had occurred on January 1, 2015. These pro forma results do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred on such date or to project the Company’s results of operations for any future period.

	Three months ended March 31,
	2016	2015
	(unaudited)
Net revenues	$340,216	$331,302
Net income applicable to common stock	$51,849	$40,956
Net income per common share — basic	$0.54	$0.43
Net income per common share — diluted	$0.54	$0.43

(2) Acquisitions

Year Ended December 31, 2015

During the twelve months ended December 31, 2015, the Company completed several acquisitions of outdoor advertising assets for a total purchase price of $158,552, of which $153,877 was in cash and $4,675 in non-cash consideration consisting principally of exchanges of outdoor advertising assets. As a result of the acquisitions, a gain of $4,326 was recorded for transactions which involved the exchanges of outdoor advertising assets during the year ended December 31, 2015.

Each of these acquisitions was accounted for under the acquisition method of accounting, and, accordingly, the accompanying consolidated financial statements include the results of operations of each acquired entity from the date of acquisition. The acquisition costs have been allocated to assets acquired and liabilities assumed based on fair market value estimates at the dates of acquisition. The following is a summary of the allocation of the acquisition costs in the above transactions.

Total
Property, plant and equipment	$26,547
Goodwill	34,275
Site locations	87,899
Non-competition agreements	455
Customer lists and contracts	14,901
Current assets	5,650
Current liabilities	(8,674)
Long–term liabilities	(2,501)

$158,552

Total acquired intangible assets for the year ended December 31, 2015 were $137,530, of which $34,275 was assigned to goodwill. Although goodwill is not amortized for financial statement purposes, $27,082 is expected to be fully deductible for tax purposes. The remaining $103,255 of acquired intangible assets have a weighted average useful life of approximately 14 years. The intangible assets include customer lists and contracts of $14,901 (7 year weighted average useful life) and site locations of $87,899 (15 year weighted average useful life). The aggregate amortization expense related to the 2015 acquisitions for the year ended December 31, 2015 was approximately $4,588.

The following unaudited pro forma financial information for the Company gives effect to the 2015 and 2014 acquisitions as if they had occurred on January 1, 2014. These pro forma results do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred on such date or to project the Company’s results of operations for any future period.

	2015	2014
	(unaudited)
Net revenues	$1,374,831	$1,336,710
Net income applicable to common stock	$263,079	$256,245
Net income per common share — basic	$2.73	$2.69
Net income per common share — diluted	$2.73	$2.69

Year Ended December 31, 2014

During the twelve months ended December 31, 2014, the Company completed several acquisitions of outdoor advertising assets for a total cash purchase price of $65,021.

Each of these acquisitions was accounted for under the acquisition method of accounting, and, accordingly, the accompanying consolidated financial statements include the results of operations of each acquired entity from the date of acquisition. The acquisition costs have been allocated to assets acquired and liabilities assumed based on fair market value estimates at the dates of acquisition. The following is a summary of the allocation of the acquisition costs in the above transactions.

Total
Property, plant and equipment	$10,542
Goodwill	9,457
Site locations	36,982
Non-competition agreements	135
Customer lists and contracts	7,216
Current assets	895
Current liabilities	(206)

$65,021

Total acquired intangible assets for the year ended December 31, 2014 were $53,790, of which $9,457 was assigned to goodwill. Although goodwill is not amortized for financial statement purposes, $9,457 is expected to be fully deductible for tax purposes. The remaining $44,333 of acquired intangible assets have a weighted average useful life of approximately 14 years. The intangible assets include customer lists and contracts of $7,216 (7 year weighted average useful life) and site locations of $36,982 (15 year weighted average useful life). The aggregate amortization expense related to the 2014 acquisitions for the year ended December 31, 2014 was approximately $1,452.

The following unaudited pro forma financial information for the Company gives effect to the 2014 and 2013 acquisitions as if they had occurred on January 1, 2013. These pro forma results do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred on such date or to project the Company’s results of operations for any future period.

	2014	2013
	(unaudited)
Net revenues	$1,291,771	$1,262,506
Net income applicable to common stock	$256,785	$40,015
Net income per common share — basic	$2.70	$0.42
Net income per common share — diluted	$2.69	$0.42